Share-Based Payments - Summary of Details of Free Shares (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 15, 2017	Dec. 05, 2017
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		4 years	4 years
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)		1 year	1 year
Viaskin Peanut [Member] | Top of range [member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	Half of the shares
Vesting period (years)	2 years
Grant date twelve and thirteen [member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description	The acquisition of free shares is contingent for key and new employees upon the achievement of the two performance criteria
Grant date twelve and thirteen [member] | Viaskin Milk [member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	Half
Vesting period (years)	2 years
Grant date twelve and thirteen [member] | Viaskin Peanut [member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	Half
Vesting period (years)	2 years
Grant date eight, nine, ten and eleven [member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One third
Vesting period (years)	2 years
Acquisition of free shares upon achievement of performance criteria, description	The acquisition of free shares is contingent for all the employees, including Dr. Benhamou, upon the achievement of the three performance criteria
Date of Grant 03/24/2015 [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description	The acquisition of free shares is contingent for all the employees, including Dr. Benhamou, upon the achievement of the three performance criteria
Date of Grant 03/24/2015 [Member] | Viaskin Platform [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One third of the shares
Vesting period (years)	2 years
Date of Grant 03/24/2015 [Member] | Phase II Miles Trial For Viaskin Milk [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One third of the shares
Vesting period (years)	2 years
Date of Grant 03/24/2015 [Member] | Phase I I I Pepites Trial For Viaskin Peanut [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One third of the shares
Vesting period (years)	2 years
Date of Grant Five [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description	The acquisition of free shares is contingent for the Key Managers, including Dr. Benhamou, upon the achievement of the two performance criteria
Date of Grant Five [Member] | Viaskin Peanut [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	Half of the shares
Vesting period (years)	2 years
Date of Grant Four [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description	The acquisition of free shares is contingent for the Key Managers, including Dr. Benhamou, upon the achievement of the three performance criteria
Date of Grant Four [Member] | Adoption Of 2013 Free Share Allocation Plan [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One-third of the shares
Vesting period (years)	2 years
Number of consecutive days	5
Date of Grant Four [Member] | Adoption Of 2013 Free Share Allocation Plan [Member] | Bottom of range [member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage increase in share price	50.00%
Date of Grant Four [Member] | Inclusion Of 100th Patient In VIPES Phase II Study [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One-third of the shares
Vesting period (years)	2 years
Grant Date One And Two [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description	The acquisition of free shares is contingent for certain individuals (the "Key Managers"), including Dr. Benhamou, upon the achievement of the three performance criteria
Grant Date One And Two [Member] | On achievement of phase three Pepites trial for Viaskin Peanut [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One-third of the shares
Vesting period (years)	2 years
Grant Date One And Two [Member] | Inclusion Of 100th Patient In VIPES Phase II Study [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One-third of the shares
Vesting period (years)	2 years
Grant Date One And Two [Member] | Inclusion Of First Patient In Viaskin Milk Phase II Study [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One-third of the shares
Vesting period (years)	2 years
Grant Date One And Two [Member] | Achievement Of Principal Evaluation Criterion In VIPES Phase II Study [Member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of shares on achievement of performance criteria	One-third of the shares
Vesting period (years)	2 years
Grant Date Fourteen And Fifteen [member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Acquisition of free shares upon achievement of performance criteria, description	The acquisition of free shares is contingent for key and new employees upon the achievement of the two performance criteria
Grant Date Fourteen And Fifteen [member] | Viaskin Milk [member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	2 years
Acquisition of shares on achievement of performance criteria	0
Grant Date Fourteen And Fifteen [member] | Viaskin Peanut [member] | Free Share [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (years)	2 years
Acquisition of shares on achievement of performance criteria	0